Employee Benefits	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefits	Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 8% of the participant's annual compensation. Contributions to the plan are recorded as an expense in the selling, general and administrative line in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were $26,483,000, $25,241,000 and $20,355,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions up to 3% and matches 50% of participant's contributions thereafter to a maximum Company contribution of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 were $16,469,000, $15,532,000 and $14,946,000 respectively.

ICON Development Solutions Limited pension plan

One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2019, December 31, 2018 and December 31, 2017, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(37,036)	$(30,045)
Fair value of plan assets	32,016	27,297
Funded status	$(5,020)	$(2,748)
Non-current other liabilities (note 8)	$(5,020)	$(2,748)

Change in benefit obligation	December 31, 2019	December 31, 2018
	(in thousands)
Benefit obligation at beginning of year	$30,045	$37,759
Service cost	107	124
Interest cost	867	895
Plan participants' contributions	24	24
Expenses	—	—
Benefits paid	(177)	(3,049)
Actuarial loss/(gain)	4,756	(3,844)
Foreign currency exchange rate changes	1,414	(1,864)
Benefit obligation at end of year	$37,036	$30,045

Change in plan assets	December 31, 2019	December 31, 2018
	(in thousands)
Fair value of plan assets at beginning of year	$27,297	$32,423
Actual return/(loss) on plan assets	3,504	(584)
Employer contributions	148	153
Plan participants' contributions	24	24
Benefits paid	(177)	(3,049)
Foreign currency exchange rate changes	1,220	(1,670)
Fair value of plan assets at end of year	$32,016	$27,297

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Service cost	$107	$124	$112
Interest cost	867	895	929
Expected return on plan assets	(574)	(624)	(586)
Amortization of net loss	67	248	250
Expenses	—	—	(8)
Net periodic benefit cost	$467	$643	$697

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019	December 31, 2018	December 31, 2017
Discount rate	2.9%	2.5%	2.7%
Rate of compensation increase	3.7%	3.7%	3.9%
Expected rate of return on plan assets	2.1%	2.0%	2.1%

Other comprehensive income	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$4,756	$(3,844)	$658
Actuarial (gain)/loss – plan assets	(2,930)	1,208	(393)
Actuarial loss recognized in net periodic benefit cost	(67)	(248)	(250)
Total	$1,759	$(2,884)	$15

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.2 million and $Nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Net actuarial loss	$6,013	$4,254	$7,138
Total	$6,013	$4,254	$7,138

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Discount rate	2.1%	2.9%
Rate of compensation increase	3.3%	3.7%

A single discount rate is used which, when used to discount the projected benefit cashflows underlying a pension scheme with a 26 year duration, gives the same result as a full AA corporate bond yield curve.

Plan Assets

The assets of the scheme are held on an investment platform with Mobius which invests in a number of investment funds with Legal & General, Stone Harbor, Investec and Barings. The overall investment strategy is that approximately 20% of investments are in world equities, corporate bonds, high yield bonds, multi-asset credit fund and senior secured loans, respectively. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2019 of 4.0% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds (including 50% high yield bonds)	3.4%
Equities	5.8%
Secured Loans and Multi Asset Credit	3.6%
Cash	2.1%

The long-term expected rate of return on cash is determined by reference to traditional corporate bond rates at the latest Balance Sheet date. The long-term expected returns on traditional corporate and government bonds are determined by reference to corporate bond yields and gilt yields respectively at the Balance Sheet date. The long-term expected returns on equities is based on the rate of return on government bonds with an allowance for out-performance. The long-term expected return on high yield bonds, secured loans and multi asset credit is based on the return on traditional corporate bonds with an allowance for out-performance.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2019	December 31, 2018
Corporate Bonds (including 50% high yield bonds)	40%	25%
Equities	21%	—%
Secured Loans and Multi Asset Credit	39%	—%
Gilts	—%	71%
Cash	—%	4%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2019, gives rise to an expected overall rate of return of scheme assets of approximately 4.0% per annum.

Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2019	December 31, 2018
	(in thousands)
Cash	$17	$1,029
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	6,753	—
L&G Life DC Active Corporate Bond	6,412	—
Stone Harbor High Yield Bond Fund	6,292	—
Investec Global Total Return Credit Fund	3,166	—
Stone Harbor Multi Asset Credit Portfolio	3,151	—
Barings European Loan Fund Buy & Hold	6,225	—
Legal and General Active Corporate Bond – Over 10 Year	—	6,688
Legal and General Gilt Funds	—	7,136
Legal and General Index Linked Gilt Funds	—	12,444
	$32,016	$27,297

Cash Flows

The Company expects to contribute $0.2 million to the pension fund in the year ending December 31, 2020.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2020	$323
2021	398
2022	428
2023	419
2024	549
Years 2025 - 2029	$3,904

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements, withdrawals or commutation of pension for cash. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.
Aptiv Solutions pension plan

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The acquisition of Aptiv was accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2019 and December 31, 2018 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(7,047)	$(5,279)
Fair value of plan assets	6,014	4,707
Funded status	$(1,033)	$(572)
Non-current other liabilities (note 8)	$(1,033)	$(572)

Change in benefit obligation	December 31, 2019	December 31, 2018
	(in thousands)
Benefit obligation at beginning of year	$5,279	$5,927
Service cost	115	138
Interest cost	40	47
Plan participants' contributions	67	83
Settlement	—	(409)
Prior service cost	—	(8)
Transferred (benefits paid)/balances	(72)	(77)
Actuarial loss/(gain)	1,479	(372)
Foreign currency exchange rate changes	139	(50)
Benefit obligation at end of year	$7,047	$5,279

Change in plan assets	December 31,	December 31,
	2019	2018
	(in thousands)
Fair value of plan assets at beginning of year	$4,707	$5,202
Expected return on plan assets	35	41
Actual return/(loss) on plan assets	1,114	(240)
Scheme contributions	89	109
Plan participants' contributions	67	83
Transferred (benefits paid)/balances	(72)	(77)
Settlement	—	(409)
Foreign currency exchange rate changes	74	(2)
Fair value of plan assets at end of year	$6,014	$4,707

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Service cost	$115	$138	$243
Interest cost	40	47	54
Expected return on plan assets	(35)	(41)	(47)
Amortization of net gain	(93)	(69)	(43)
Amortization of prior service credit	(9)	(8)	(8)
Settlement	—	(93)	(214)
Net periodic benefit cost/(credit)	$18	$(26)	$(15)

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019	December 31, 2018	December 31, 2017
Discount rate	0.80%	0.80%	0.75%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.80%	0.75%

Other comprehensive income	December 31, 2019	December 31, 2018	December 31, 2017
Actuarial loss/(gain) - benefit obligation	$1,479	$(372)	$(626)
Actuarial (gain)/loss – plan assets	(1,114)	240	296
Prior service credit recognized in net periodic benefit cost	—	93	215
Actuarial gain recognized in net periodic benefit cost	93	69	43
Amortization of net prior service credit	9	8	8
Net prior service cost occurring during the year	—	(9)	(1)
Total	$467	$29	$(65)

The estimated net gain and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $6,000 and $9,000 respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Net actuarial gain	$(787)	$(1,254)	$(1,283)
Total	$(787)	$(1,254)	$(1,283)

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Discount rate	0.30%	0.80%
Rate of compensation increase	2.00%	2.00%

The discount rate is determined by reference to Swiss corporate bond yields at the Balance Sheet date.

Plan Assets

The pension plan is an insured arrangement with Swiss Life. The assets are an insurance contract whose value depends on the amount saved by employees and the interest granted by Swiss Life. The value of assets does not depend on the performance of any underlying assets. There is no self-investment in employer related assets.

Cash Flows

The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2020.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2020	$280
2021	276
2022	270
2023	265
2024	259
Years 2025 - 2029	$1,184

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount based on recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.